Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of future minimum lease commitments under non-cancelable operating lease agreements

Office and facilities
RMB
2022	10,642
2023	9,145
2024	7,585
2025	5,057
2026	222
Thereafter	—
Total	32,651